Related Party Transactions - ScanTech/IBS IP Holding Company, LLC (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Related parties payable	$ 1,512,855	$ 885,041	$ 750,872
Related party | ScanTech IP Holdco
Related Party Transactions
Related parties payable	0	0	0
Receivables due	$ 0	$ 0	$ 0